Schedule of Assumptions Used for Estimating the Fair Value of Options (Details) - Options [Member]	6 Months Ended
	Apr. 30, 2022 yr $ / shares	Apr. 30, 2021 yr $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	1.47%	0.71%
Option contractual life | yr	10	10
Expected volatility	17.89%	18.50%
Expected dividend yield	3.66%	3.61%
Exercise price/share price | $ / shares	$ 95.33	$ 71.88